Warrants to Purchase Common Stock (Details)	6 Months Ended
Jun. 30, 2021
Warrants To Purcahase Common Stock [Abstract]
Warrants to purcahase common stock, description	the Offering, we issued 348,500 warrants to purchase common stock to the Placement Agents. The warrants carry a term of 5 years and an exercise price of $2.00